Goodwill and Other Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Gross Carrying Amount	$ 526	$ 526
Accumulated Amortization	518	499
Core deposit intangibles
Goodwill [Line Items]
Gross Carrying Amount	356	356
Accumulated Amortization	352	342
PCCR intangibles
Goodwill [Line Items]
Gross Carrying Amount	16	16
Accumulated Amortization	16	16
Other intangible assets
Goodwill [Line Items]
Gross Carrying Amount	154	154
Accumulated Amortization	$ 150	$ 141